Transactions with related parties - Summary of Compensation Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	R$ 64,904	R$ 45,169	R$ 13,621
Share-based payments	86,215	64,038	29,332
Key management personnel compensation	R$ 151,119	R$ 109,207	R$ 42,953